Intangible assets - Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash-generating units information
Impairment loss recognised in profit or loss, goodwill	€ 6	€ 10,100	€ 1,491
Sensitivity analysis, discount rate adjustment, increase (in basis points)	0.50%
Sensitivity analysis, discount rate adjustment, decrease (in basis points)	0.50%
Sensitivity analysis, perpetuity growth rate adjustment, increase (in basis points)	0.50%
Sensitivity analysis, perpetuity growth rate adjustment, decrease (in basis points)	0.50%
Santander UK
Cash-generating units information
Impairment loss recognised in profit or loss, goodwill			€ 1,491
Projected period	5 years
Discount rate (as a percent)	9.20%	9.50%	8.50%
Nominal perpetual growth rate (as a percent)	2.30%	2.30%	2.50%
Santander Bank Polska
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.30%	10.00%	9.20%
Nominal perpetual growth rate (as a percent)	3.50%	3.50%	3.50%
Santander Consumer USA
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	10.60%	10.70%	9.50%
Nominal perpetual growth rate (as a percent)	1.50%	1.50%	1.50%
Santander Bank, National Association
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	11.60%	11.60%	9.60%
Nominal perpetual growth rate (as a percent)	3.00%	2.50%	3.60%
Santander Consumer Germany
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	8.30%	9.00%	8.20%
Nominal perpetual growth rate (as a percent)	1.80%	1.80%	2.50%
SAM Investment Holdings Limited
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.40%	10.10%	10.00%
Nominal perpetual growth rate (as a percent)	2.50%	2.50%	2.50%
Santander Portugal
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.70%	9.80%	8.90%
Nominal perpetual growth rate (as a percent)	1.80%	1.80%	2.00%
Santander Consumer Nordics
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.90%	10.10%	8.60%
Nominal perpetual growth rate (as a percent)	2.00%	2.00%	2.50%
Minimum
Cash-generating units information
Earnings projections based on financial budgets, approve period	3 years
Maximum
Cash-generating units information
Earnings projections based on financial budgets, approve period	5 years